Income Taxes	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 7 – INCOME TAXES

Cayman Islands

Under the current laws of Cayman Islands, Anyi Network. is not subject to tax on income or capital gain. In addition, payments of dividends by the Company to their shareholders are not subject to withholding tax in the Cayman Islands.

Hong Kong

The Company's subsidiary, Anyi Technology, is incorporated in Hong Kong and has no operating profit or tax liabilities during the period. Anyi Technology is subject to tax at 16.5% on the assessable profits arising in or derived from Hong Kong.

PRC

The Company's subsidiaries registered in the PRC are subject to PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws. On March 16, 2007, the National People's Congress enacted a new enterprise income tax law, which took effect on January 1, 2008. The law applies a uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

For six months ended June 30, 2020 and fiscal 2019, all PRC entities are subject to the 25% EIT rate of their taxable income.

The provision for income taxes consist of the following:

	June 30, 2020	December 31, 2019
Current	$2,165	$58,386
Total	$2,165	$58,386

Accounting for Uncertainty in Income Taxes

The tax authority of the PRC Government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company's PRC entities' tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company's PRC entities' tax filings, which may lead to additional tax liabilities.

ASC 740 requires recognition and measurement of uncertain income tax positions using a "more-likely-than-not" approach. The management evaluated the Company's tax positions and concluded that no provision for uncertainty in income taxes was necessary as of June 30, 2020 and December 31, 2019.

PRC Withholding Tax on Dividends

The current PRC Enterprise Tax Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprise to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a treaty arrangement between the PRC and the jurisdiction of the foreign holding company. The Cayman Islands, where the Company is incorporated, does not have such a treaty with PRC. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate.

As of June 30, 2020 and December 31, 2019, the Company had not recorded any withholding tax on the earnings of its foreign invested enterprises in the PRC, since the Company intends to reinvest its earnings to further expand its business in mainland China, and its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies.